Insurance Contracts - Summary of Discount Curves (Details)	Dec. 31, 2024	Dec. 31, 2023
1 year | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	3.92%	5.51%
1 year | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.32%	5.84%
1 year | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.40%	5.89%
5 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.02%	4.67%
5 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.45%	5.12%
5 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.37%	5.06%
10 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.33%	4.59%
10 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.57%	5.04%
10 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.99%	5.37%
30 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.48%	4.46%
30 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.98%	5.05%
30 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.76%	5.48%
Ultimate | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%
Ultimate | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%
Ultimate | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%